Schedule of related parties transactions (Details) (Parenthetical)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Sales	$ 11,334	$ 15,360	$ 135,362
Revenue	$ 1,041,682	1,411,688	1,394,010
Software [Member]
Revenue		240
Software One [Member]
Revenue		34,944	201,144
Sales of Robot [Member]
Sales			530
Sales of Robot One [Member]
Sales		79,174	30,942
Sales of Robot Two [Member]
Sales			356
Software Two [Member]
Revenue			$ 72,222